Basis of Presentation of the Consolidated Financial Statements - Argentina's Hyperinflationary Economy (Detail)	Jul. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
General price index		117.76	211.41	94.79
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BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Cumulative inflation rate percentage	100.00%
Cumulative inflation rate period	3 years